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                                ING EQUITY TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING MAYFLOWER TRUST
                             ING Growth + Value Fund
                          ING Growth Opportunities Fund
                          ING MidCap Opportunities Fund

                         Supplement dated April 28, 2004
              to the Domestic Equity Growth, Domestic Equity Value and Domestic Equity and Income Funds Classes A, B, C and M Prospectus,
                   Class Q Prospectus and Class I Prospectus
                            Dated September 30, 2003

With respect to the Classes A, B, C and M Prospectus, Class I Prospectus and Class Q Prospectus for the Domestic Equity Growth, Domestic Equity Value and Domestic Equity and Income Funds:

      On April 13, 2004 the shareholders of ING Growth + Value and ING Growth Opportunities Funds approved the reorganization with and merger into the ING MidCap Opportunities Fund. The reorganization was completed on April 19, 2004. Accordingly, the ING Growth + Value and ING Growth Opportunities Funds are no longer offering their shares. All references to the ING Growth + Value and ING Growth Opportunities Funds in the Prospectus are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                ING EQUITY TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING MAYFLOWER TRUST
                             ING Growth + Value Fund
                          ING Growth Opportunities Fund
                          ING MidCap Opportunities Fund

                         Supplement dated April 28, 2004
     to the Domestic Equity Funds' Statement of Additional Information (SAI)
             Dated February 1, 2004 as supplemented April 22, 2004.

On April 13, 2004 the shareholders of ING Growth + Value and ING Growth Opportunities Funds approved the reorganization with and merger into the ING MidCap Opportunities Fund. The reorganization was completed on April 19, 2004. Accordingly, the ING Growth + Value and ING Growth Opportunities Funds are no longer offering their shares. All references to the ING Growth + Value and ING Growth Opportunities Funds in the SAI are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE